Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Statement [Line Items]
Intangible assets other than goodwill	$ 4,758	$ 4,925
Gross carrying amount [member]
Statement [Line Items]
Intangible assets other than goodwill	11,825	11,516	$ 12,370
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	(7,067)	(6,591)	$ (7,154)
Internally generated [member] | Software amortizing [member] | Gross carrying amount [member]
Statement [Line Items]
Intangible assets other than goodwill	5,752	5,466
Internally generated [member] | Software amortizing [member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	$ (3,760)	$ (3,653)